financial instruments - Market risks (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Market risks
Net income sensitivity to increase in risk variable	$ (2)
Other comprehensive income sensitivity to increase in risk variable	(5)	$ (3)
Comprehensive income sensitivity to increase in risk variable	$ (7)	$ (3)
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Other comprehensive income sensitivity to increase in risk variable	$ (85)	$ (93)
Comprehensive income sensitivity to increase in risk variable	(85)	(93)
Other comprehensive income sensitivity to decrease in risk variable	89	98
Comprehensive income sensitivity to decrease in risk variable	$ 89	$ 98
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to decrease in risk variable		$ 1
Other comprehensive income sensitivity to decrease in risk variable	$ (1)	(25)
Comprehensive income sensitivity to decrease in risk variable	$ (1)	$ (24)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to decrease in risk variable	$ 14	$ 9
Other comprehensive income sensitivity to decrease in risk variable	(59)	(59)
Comprehensive income sensitivity to decrease in risk variable	(45)	(50)
U.S. Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(2)
Other comprehensive income sensitivity to increase in risk variable	80	90
Comprehensive income sensitivity to increase in risk variable	78	90
Net income sensitivity to decrease in risk variable	2
Other comprehensive income sensitivity to decrease in risk variable	(83)	(94)
Comprehensive income sensitivity to decrease in risk variable	$ (81)	$ (94)